CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,262,000,000	$ 1,088,000,000	$ 920,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,156,000,000	1,113,000,000	1,090,000,000
Deferred income taxes and investment tax credits	146,000,000	334,000,000	(43,000,000)
Gains on sale of assets	(62,000,000)	(114,000,000)	(7,000,000)
Loss from plant closure	6,000,000	200,000,000	0
Equity earnings	(119,000,000)	(55,000,000)	324,000,000
Fixed-price contracts and other derivatives	(25,000,000)	(21,000,000)	(26,000,000)
Other adjustments to reconcile net income to net cash provided by operating activities	108,000,000	13,000,000	41,000,000
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	44,000,000	(273,000,000)	36,000,000
Net change in income taxes, net	62,000,000	(38,000,000)	(29,000,000)
Net change in inventories	(133,000,000)	116,000,000	(78,000,000)
Net change in other current assets	(10,000,000)	15,000,000	180,000,000
Net change in regulatory balancing accounts	(317,000,000)	(198,000,000)	(291,000,000)
Net change in regulatory assets and liabilities	8,000,000	1,000,000	(6,000,000)
Net change in accounts payable	109,000,000	(28,000,000)	3,000,000
Net change in other current liabilities	(138,000,000)	(215,000,000)	(445,000,000)
Net change in other working capital components	(375,000,000)	(620,000,000)	(630,000,000)
Changes in other assets	19,000,000	(171,000,000)	219,000,000
Changes in other liabilities	45,000,000	17,000,000	130,000,000
Net cash provided by (used in) operating activities	2,161,000,000	1,784,000,000	2,018,000,000
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(3,123,000,000)	(2,572,000,000)	(2,956,000,000)
Expeditures for investments and acquisition of businesses, net of cash acquired	(240,000,000)	(22,000,000)	(445,000,000)
Proceeds from sale of assets	149,000,000	570,000,000	74,000,000
Proceeds from U.S. Treasury grants	0	238,000,000	0
Distributions from investments	13,000,000	152,000,000	207,000,000
Purchases of nuclear decommissioning and other trust assets	(613,000,000)	(697,000,000)	(738,000,000)
Proceeds from sales by nuclear decommissioning and other trusts	601,000,000	695,000,000	733,000,000
Decrease in restricted cash	155,000,000	329,000,000	196,000,000
Increase in restricted cash	(152,000,000)	(356,000,000)	(218,000,000)
Advances to unconsolidated affiliates	(185,000,000)	(14,000,000)	0
Decrease (increase) in notes receivable to unconsolidated affiliates, net	18,000,000	0	0
Other cash flows from investing activities	35,000,000	(12,000,000)	(11,000,000)
Net cash provided by (used in) investing activities	(3,342,000,000)	(1,689,000,000)	(3,158,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(598,000,000)	(606,000,000)	(550,000,000)
Preferred dividends paid by subsidiaries	(1,000,000)	(5,000,000)	(6,000,000)
Redemptions of preferred stock of subsidiary	0	(82,000,000)	0
Issuances of common stock	56,000,000	62,000,000	78,000,000
Repurchases of common stock	(38,000,000)	(45,000,000)	(16,000,000)
Issuances of debt (maturities greater than 90 days)	3,272,000,000	2,081,000,000	3,097,000,000
Payments on long-term debt	(2,034,000,000)	(1,788,000,000)	(1,112,000,000)
Proceeds from sale of noncontrolling interest, net of offering costs.	0	574,000,000	0
Increase (decrease) in short-term debt, net	412,000,000	256,000,000	(47,000,000)
Distributions to noncontrolling interests	(104,000,000)	(69,000,000)	(61,000,000)
Purchase of noncontrolling interests	(74,000,000)	0	(7,000,000)
Other cash flows from financing activities	(37,000,000)	(40,000,000)	(21,000,000)
Net cash provided by (used in) financing activities	854,000,000	338,000,000	1,355,000,000
Effect of exchange rate changes on cash and cash equivalents	(7,000,000)	(4,000,000)	8,000,000
Increase (decrease) in cash and cash equivalents	(334,000,000)	429,000,000	223,000,000
Cash and cash equivalents, beginning of period	904,000,000	475,000,000	252,000,000
Cash and cash equivalents, end of period	570,000,000	904,000,000	475,000,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	536,000,000	544,000,000	458,000,000
Income tax payments, net of refunds	102,000,000	120,000,000	130,000,000
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Nuclear facility plant reclassified to regulatory asset, net of depreciation and amortization	0	512,000,000	0
Accrued capital expenditures	433,000,000	437,000,000	357,000,000
Capital expenditures recoverable by U. S. Treasury grants receivable	0	3,000,000	213,000,000
Sequestration of U.S. Treasury grants receivable	0	(23,000,000)	0
Dividends declared but not paid	166,000,000	157,000,000	150,000,000
Increase in capital lease obligations for investment in property, plant and equipment	60,000,000	0	0
Financing of build-to-suit property	61,000,000	14,000,000	0
Acquisition Of Business [Abstract]
Assets acquired	0	13,000,000	29,000,000
Cash paid, net of cash acquired	0	(11,000,000)	(19,000,000)
Liabilities assumed	0	2,000,000	10,000,000
San Diego Gas and Electric Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	527,000,000	435,000,000	515,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	530,000,000	494,000,000	490,000,000
Deferred income taxes and investment tax credits	223,000,000	171,000,000	285,000,000
Adjustment To Utility Loss From Plant Closure	6,000,000	200,000,000	0
Fixed-price contracts and other derivatives	(6,000,000)	(8,000,000)	(12,000,000)
Other adjustments to reconcile net income to net cash provided by operating activities	(23,000,000)	(37,000,000)	(63,000,000)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(47,000,000)	(40,000,000)	12,000,000
Net change in due to/from affiliates, net	(10,000,000)	38,000,000	29,000,000
Net change in income taxes, net	35,000,000	(50,000,000)	85,000,000
Net change in inventories	4,000,000	(14,000,000)	0
Net change in other current assets	(16,000,000)	7,000,000	208,000,000
Net change in regulatory balancing accounts	(208,000,000)	(140,000,000)	(322,000,000)
Net change in accounts payable	(23,000,000)	50,000,000	(42,000,000)
Net change in interest payable	0	4,000,000	5,000,000
Net change in other current liabilities	(104,000,000)	(260,000,000)	(419,000,000)
Net change in other working capital components	(369,000,000)	(405,000,000)	(444,000,000)
Changes in other assets	191,000,000	(150,000,000)	201,000,000
Changes in other liabilities	18,000,000	19,000,000	129,000,000
Net cash provided by (used in) operating activities	1,097,000,000	719,000,000	1,101,000,000
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,100,000,000)	(978,000,000)	(1,237,000,000)
Proceeds from sale of assets	0	11,000,000	0
Purchases of nuclear decommissioning trust assets	(609,000,000)	(692,000,000)	(732,000,000)
Proceeds from sales by nuclear decommissioning trusts	601,000,000	685,000,000	723,000,000
Decrease in restricted cash	96,000,000	82,000,000	92,000,000
Increase in restricted cash	(84,000,000)	(81,000,000)	(81,000,000)
Other cash flows from investing activities	(30,000,000)	0	0
Net cash provided by (used in) investing activities	(1,126,000,000)	(973,000,000)	(1,235,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(200,000,000)	0	0
Preferred dividends paid	0	(5,000,000)	(5,000,000)
Redemptions of preferred stock of subsidiary	0	(82,000,000)	0
Issuances of long-term debt	100,000,000	450,000,000	249,000,000
Payments on long-term debt	(24,000,000)	(199,000,000)	(10,000,000)
Increase (decrease) in short-term debt, net	187,000,000	59,000,000	0
Distributions to noncontrolling interests	(53,000,000)	(26,000,000)	(40,000,000)
Other cash flows from financing activities	0	(3,000,000)	(2,000,000)
Net cash provided by (used in) financing activities	10,000,000	194,000,000	192,000,000
Increase (decrease) in cash and cash equivalents	(19,000,000)	(60,000,000)	58,000,000
Cash and cash equivalents, beginning of period	27,000,000	87,000,000	29,000,000
Cash and cash equivalents, end of period	8,000,000	27,000,000	87,000,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	196,000,000	187,000,000	162,000,000
Income tax payments, net of refunds	(4,000,000)	84,000,000	(242,000,000)
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Nuclear facility plant reclassified to regulatory asset, net of depreciation and amortization	0	512,000,000	0
Accrued capital expenditures	217,000,000	182,000,000	153,000,000
Dividends declared but not paid	0	0	1,000,000
Increase in capital lease obligations for investment in property, plant and equipment	60,000,000	0	0
Southern California Gas Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	333,000,000	365,000,000	290,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	431,000,000	383,000,000	362,000,000
Deferred income taxes and investment tax credits	130,000,000	117,000,000	128,000,000
Other adjustments to reconcile net income to net cash provided by operating activities	(7,000,000)	(5,000,000)	(12,000,000)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	30,000,000	(113,000,000)	37,000,000
Net change in due to/from affiliates, net	(1,000,000)	(57,000,000)	51,000,000
Net change in income taxes, net	17,000,000	51,000,000	(83,000,000)
Net change in inventories	(113,000,000)	82,000,000	(1,000,000)
Net change in other current assets	(3,000,000)	3,000,000	(6,000,000)
Net change in regulatory balancing accounts	(109,000,000)	(58,000,000)	31,000,000
Net change in accounts payable	156,000,000	(54,000,000)	54,000,000
Net change in customer deposits	0	(1,000,000)	1,000,000
Net change in other current liabilities	3,000,000	24,000,000	(24,000,000)
Net change in other working capital components	(20,000,000)	(123,000,000)	60,000,000
Changes in other assets	(131,000,000)	(52,000,000)	14,000,000
Changes in other liabilities	29,000,000	(4,000,000)	4,000,000
Net cash provided by (used in) operating activities	765,000,000	681,000,000	846,000,000
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,104,000,000)	(762,000,000)	(639,000,000)
Decrease (increase) in notes receivable to unconsolidated affiliates, net	0	34,000,000	(4,000,000)
Net cash provided by (used in) investing activities	(1,104,000,000)	(728,000,000)	(643,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(100,000,000)	(50,000,000)	(250,000,000)
Preferred dividends paid	(1,000,000)	(1,000,000)	(1,000,000)
Issuances of long-term debt	747,000,000	0	348,000,000
Payments on long-term debt	(250,000,000)	0	(250,000,000)
Increase (decrease) in short-term debt, net	8,000,000	42,000,000	0
Debt issuance costs	(7,000,000)	0	(3,000,000)
Net cash provided by (used in) financing activities	397,000,000	(9,000,000)	(156,000,000)
Increase (decrease) in cash and cash equivalents	58,000,000	(56,000,000)	47,000,000
Cash and cash equivalents, beginning of period	27,000,000	83,000,000	36,000,000
Cash and cash equivalents, end of period	85,000,000	27,000,000	83,000,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	62,000,000	65,000,000	62,000,000
Income tax payments, net of refunds	(10,000,000)	(52,000,000)	16,000,000
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Accrued capital expenditures	$ 168,000,000	$ 130,000,000	$ 115,000,000